Note 18 - Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
18
– Fair Value Measurements and Fair Values of Financial Instruments

Fair value estimates are based on quoted market prices, if available, quoted market prices of similar assets or liabilities, or the present value of expected future cash flows and other valuation techniques. These valuations are significantly affected by discount rates, cash flow assumptions, and risk assumptions used. Therefore, fair values estimates may
not
be substantiated by comparison to independent markets and are not
intended to reflect the proceeds that
may
be realizable in an immediate settlement of the instruments.

Fair value is determined at
one
point in time and is
not
representative of future value. These amounts do
not
reflect the total value of a going concern organization. Management does not
have the intention to dispose of a significant portion of its assets and liabilities and therefore, the unrealized gains or losses should not
be interpreted as a forecast of future earnings and cash flows.

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three
broad levels of pricing are as follows:

Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:
Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The methods of determining the fair value if assets and liabilities presented in this note are consistent with our methodologies disclosed in Note
17
of the Company’s
2017
Form
10
-K, except for the valuation of loans which was impacted by the adoption of ASU
2016
-
01.
  In accordance with ASU
2016
-
01,
the fair value of loans, excluding previously presented impaired loans measured at fair value on a non-recurring basis, is estimated using discounted cash flow analyses.  The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit and non-performance risk.  Loans are considered a Level
3
classification.

The following is a discussion of assets and liabilities measured at fair value on a recurring and non-recurring basis and valuation techniques applied:

Investment
Securities Available
For
Sale:
The fair value of securities available for sale are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level
1
), or matrix pricing (Level
2
), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

We
may
be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. GAAP. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Impaired Loans:
Impaired loans are carried at the lower of cost or the fair value of the collateral for collateral-dependent loans less estimated costs to sell. Collateral is primarily in the form of real estate. The use of independent appraisals, discounted cash flow models and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and impaired loans are therefore classified within Level
3
of the fair value hierarchy.

Other Real Estate Owned:
Other real estate owned is carried at the lower of the investment in the real estate or the fair value of the real estate less estimated selling costs. The use of independent appraisals and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and therefore other real estate owned is classified within Level
3
of the fair value hierarchy.

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of
December 31, 2018 (
in thousands):

	Dec ember 3 1 , 201 8
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$4,873	$--	$4,873	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,082	--	1,082	--
Federal National Mortgage Association mortgage- backed securities	367	--	367	--
Debt securities, U.S. government agency	358	--	358	--
Total investment securities available for sale	$6,680	$--	$6,680	$--
Total recurring fair value measurements	$6,680	$--	$6,680	$--

Nonrecurring fair value measurements
Impaired loans	$593	$--	$--	$593
Other Real Estate Owned	1,650	--	--	1,650
Total nonrecurring fair value measurements	$2,243	$--	$--	$2,243

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of
December 31, 2017 (
in thousands):

	Dec ember 3 1, 201 7
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association mortgage-backed securities	$5,643	$--	$5,643	$--
Federal Home Loan Mortgage Corporation mortgage-backed securities	1,342	--	1,342	--
Federal National Mortgage Association mortgage- backed securities	570	--	570	--
Debt securities, U.S. government agency	357	--	357	--
Total investment securities available for sale	$7,912	$--	$7,912	$--
Total recurring fair value measurements	$7,912	$--	$7,912	$--

Nonrecurring fair value measurements
Impaired loans	$2,832	$--	$--	$2,832
Total nonrecurring fair value measurements	$2,832	$--	$--	$2,832

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used Level
3
inputs to determine fair value as of
December 31, 2018
and
2017
(dollars in thousands):

	December 31 , 201 8
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$648	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	73%	(8%)

Other real estate owned	$1,650	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	12%	(12%)

	December 31 , 201 7
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$2,832	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	27%	(1%)

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.
(2)
Appraisals
may
be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

The estimated fair values of the Company’s financial instruments that are not
required to be measured or reported at fair value were as follows at
December 31, 2018
and
2017
(in thousands):

			Fair Value Measurements at
			December 31, 201 8
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$4,927	$4,927	$--	$--	$4,927
Loans held for sale	5,103	5,254	--	5,254	--
Loans receivable, net	216,898	214,351	--	--	214,351

Financial Liabilities
Deposits	211,911	212,320	45,695	--	166,625
FHLB long-term borrowings	15,000	14,973	--	--	14,973
Subordinated debt	7,831	7,831	--	--	7,831

			Fair Value Measurements at
			December 31, 201 7
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$4,879	$4,912	$--	$--	$4,912
Loans held for sale	7,006	7,232	--	7,232	--
Loans receivable, net	201,667	202,803	--	--	202,803

Financial Liabilities
Deposits	186,221	187,309	41,183	--	146,126
FHLB long-term borrowings	18,000	16,982	--	--	16,982

For cash and cash equivalents, accrued interest receivable, investment in FHLB stock, bank-owned life insurance, FHLB short-term borrowings, and accrued interest payable, the carrying value is a reasonable estimate of the fair value and are considered Level
1
measurements.